S000014609 [Member] Expense Example - Nuveen Small/Mid Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 701
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,100
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,425
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,148
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	$ 1,334